Risk management - Schedule of Financial Instruments Outstanding (Parenthetical) (Detail) - Cross currency swaps [member]	12 Months Ended
Dec. 31, 2017
6.95 % swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, pricing	6.95%
6.95 % swaps one [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, pricing	6.95%
9.15% swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, pricing	9.15%
9.22% swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, pricing	9.22%